Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 137,949	$ 131,953	$ 132,900
Intangible asset impairments	21,423	205
Purchases of intangible assets	19,388	19,703	$ 10,412
Intangible assets acquired	70,937	45,575
Intangible assets, additions accrued	48,400
Goodwill, disposal	2,650
Goodwill written off	1,600	1,600
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Purchases of intangible assets	3,900	$ 6,400
Current Assets
Finite-Lived Intangible Assets [Line Items]
Purchases of intangible assets	15,500
Prepayments
Finite-Lived Intangible Assets [Line Items]
Purchases of intangible assets	7,100
Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets, additions accrued	46,300
2016 Restructuring
Finite-Lived Intangible Assets [Line Items]
Goodwill, disposal	2,600
Cost of sales
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairments	10,300
Research and development
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairments	$ 11,100